LONG TERM DEBT (Tables)	12 Months Ended
Dec. 31, 2010
Long Term Debt (Tables) [Abstract]
Schedule Of Long Term Debt [Table Text Block]
Schedule of Long Term Debt

	12/31/2010	12/31/2009
Local onlending	31,238	21,867
Euronotes	2,721	1,534
Fixed rate notes	550	148
Mortgage notes	1,217	971
Trade financing borrowings	5,967	5,907
Debentures	1,384	2,764
Subordinated debt	34,407	22,725
Other long-term debt (*)	7,284	3,060
TOTAL	84,768	58,976
(*) Including lease obligations in the amount of R$ 14 and R$ 27 as of December 31, 2010 and 2009, respectively.

Schedule Of Euronotes [Table Text Block]
Schedule of Euronotes

	Original term in			Carrying amount (net of repurchases)
Maturity date	years	Currency	Coupon - %	12/31/2010	12/31/2009
2/9/2010	2	US$	11.41	-	3
2/10/2010	1	US$	3.12	-	2
2/22/2010	1	US$	4.50	-	2
6/21/2010	2	US$	6.25	-	3
6/21/2010	2	US$	6.20	-	6
6/22/2010	5		€3.50	-	327
7/20/2010	2	US$	1.55	-	2
8/20/2010	5	US$	3.64	-	4
10/20/2010	5	US$	7.08	-	3
10/20/2010	5	US$	7.29	-	4
10/20/2010	5	US$	8.00	-	2
10/20/2010	5	US$	6.98	-	9
10/20/2010	5	US$	7.03	-	15
1/3/2011	4	US$	10.64	1	-
1/20/2011	3	US$	1.93	17	18
2/22/2011	5	US$	2.57	4	4
2/22/2011	5	US$	2.72	8	8
2/22/2011	5	US$	2.82	25	26
3/4/2011	3	US$	3.45	4	5
4/20/2011	5	US$	2.25	3	3
5/17/2011	2	US$	2.49	1	1
5/19/2011	2	US$	9.73	2	2
5/27/2011	1	US$	1.70	2	2
7/27/2011	5		€1.35	447	538
8/22/2011	1	US$	1.33	1	-
12/20/2011	2	US$	2.10	2	-
12/27/2011	5	US$	3.17	14	14
2/17/2012	7		€1.44	-	20
5/21/2012	5	US$	6.00	8	9
5/30/2012	5	R$	9.21	404	404
7/2/2012	2	US$	2.85	8	-
7/6/2012	3	US$	3.15	2	2
7/9/2012	3	US$	3.30	12	12
2/20/2013	5	US$	5.14	42	44
4/22/2013	5		€7.38	2	2
5/20/2013	4	US$	5.75	8	8
6/20/2013	3	US$	3.00	9	-
6/20/2013	3	US$	2.70	4	-
7/1/2013	3	US$	3.10	18	-
7/1/2013	3	US$	3.55	76	-
10/31/2013	3	US$	1.50	200	-
5/2/2014	5	US$	5.00	12	13
6/20/2014	5	US$	4.10	9	10
10/30/2014	4	US$	1.70	267	-
1/20/2015	4	US$	1.80	13	-
1/20/2015	4	US$	1.36	13	-
3/20/2015	5	US$	4.00	2	-
3/20/2015	5	US$	4.12	2	-
8/10/2015	5	US$	1.23	5	-
9/1/2015	10	CLP	3.00	75	-
11/2/2015	5	US$	1.70	284	-
7/1/2017	10	CLP	3.75	194	-
10/1/2017	10	CLP	3.50	193	-
5/29/2018	9	US$	8.00	4	7
11/1/2032	11	CLP	5.00	123	-
5/1/2032	10	CLP	4.00	78	-
7/1/2032	10	CLP	4.00	123	-
TOTAL				2,721	1,534

Schedule Of Fixed Rate Notes [Table Text Block]
Schedule of Fixed Rate Notes

	Original term in			Carrying amount (net of repurchases)
Maturity date	years	Currency	Coupon - %	12/31/2010	12/31/2009
5/31/2011	2	USD	3.00	5	-
6/8/2011	2	USD	3.00	1	-
6/8/2011	2	USD	2.80	1	-
3/21/2012	8	US$	3.10	64	73
3/21/2012	8	US$	3.50	7	7
4/30/2012	8	US$	3.20	21	22
4/30/2012	5	US$	3.40	12	12
5/16/2012	8	US$	3.70	8	9
7/10/2012	8	US$	3.80	24	25
8/10/2012	2	US$	1.54	34	-
12/14/2012	3	USD	2.93	1	-
1/22/2013	3	USD	2.89	1	-
2/15/2013	5	US$	1.39	17	-
2/19/2013	5	US$	1.19	8	-
2/21/2013	3		€2.86	22	-
2/21/2013	3		€4.20	223	-
2/22/2013	5	US$	1.18	17	-
9/23/2013	4	USD	3.19	2	-
11/1/2013	4	USD	2.65	2	-
12/2/2013	4	USD	2.97	1	-
12/30/2013	4	USD	3.70	1	-
2/18/2014	4	US$	3.50	1	-
12/15/2014	5	USD	4.48	7	-
5/6/2015	5	US$	3.70	1	-
4/15/2017	9	US$	2.02	69	-
TOTAL				550	148

Schedule Of Line Of Credit Facilities [Table Text Block]
Schedule of Trade financing borrowings

Maturity	Currency	12/31/2010	12/31/2009
2010		€-	24
2010	CHF (1)	-	5
2010	CLP (2)	-	-
2010	US$	-	1,975
2010		¥-	50
2010	R$	-	3
2011		€88	146
2011	CHF (1)	-	2
2011	CLP (2)	8	-
2011	US$	2,018	2,077
2012		€521	586
2012	CHF (1)	1	2
2012	CLP (2)	-	1
2012	US$	1,315	616
2013		€62	68
2013	CHF (1)	-	2
2013	US$	924	257
2014	CHF (1)	-	2
2014	CLP (2)	1	1
2014	US$	224	54
2015	CLP (2)	1	-
2015	R$	2	-
2015	US$	627	-
After 2015	ARS (3)	1	-
After 2015		€3	1
After 2015	CHF (1)	18	9
After 2015	CLP (2)	2	2
After 2015	US$	127	24
After 2015	R$	24	-
TOTAL		5,967	5,907

Schedule Of Interest Rates On Foreign Currency Denominated Balances [Table Text Block]
Schedule of interest rates on foreign currency denominated balances

	12/31/2010	12/31/2009
US$	0.54% to 12.75%	0.45% to 11.75%
	¥-	0.75% to 3.15%
	€1.23% to 5.86%	1.12% to 7.38%
R$	9.75% to 12.50%	1.12% to 7.00%
CLP	1.87% to 6.50%	2.20% to 6.30%
CHF	0.64% to 5.75%	0.80% to 5.75%

Schedule Of Debentures [Table Text Block]
Schedule of Debentures

					Carrying amount (excluding
	Original term in		Coupon - %		debentures in treasury)
Maturity date	years	Currency	2010	2009	12/31/2010	12/31/2009
1/10/2010	3	R$	-	CDI + 0.29	-	1,035
1/10/2012	5	R$	CDI + 0.35	CDI + 0.35	1,037	1,033
Other		R$	-	-	347	696
TOTAL					1,384	2,764

Schedule of Subordinated Borrowing [Table Text Block]
Schedule of Subordinated debt

		Coupon - %		Carrying value
Maturity date	Currency	2010	2009	12/31/2010	12/31/2009
Notes
8/15/2011	US$	10.00	10.00	290	303
8/15/2011		¥4.25	4.25	625	572
4/15/2020	US$	6.20	-	1,662	-
1/22/2021	US$	5.75	-	1,691	-
7/29/2049	US$	8.70	8.70	833	867
Bonds
4/1/2033	CLP	3.50	3.50	79	67
10/1/2033	CLP	4.50	4.50	66	69
12/22/2015		€1.98	-	154	-
Bank Deposit Certificate
4/2/2012	R$	CDI + 3.50	CDI + 3.50	7,465	6,781
5/15/2012	R$	CDI + 4.00	CDI + 4.00	294	267
5/17/2012	R$	CDI + 3.80	CDI + 3.80	892	809
5/21/2012	R$	CDI + 3.90	CDI + 3.90	881	800
7/11/2012	R$	CDI + 0.38	CDI + 0.38	609	553
8/3/2012	R$	CDI + 0.38	CDI + 0.38	286	260
10/4/2012	R$	CDI + 7.35	CDI + 7.35	202	171
10/8/2012	R$	CDI + 3.80	CDI + 3.80	131	119
10/8/2012	R$	IGPM + 7.31	IGPM + 7.31	249	211
10/11/2012	R$	CDI + 0.45	CDI + 0.45	632	574
11/1/2012	R$	CDI + 0.35	CDI + 0.35	418	379
12/17/2012	R$	CDI + 2.50	CDI + 2.50	615	559
12/27/2012	R$	CDI + 2.50	CDI + 2.50	61	56
1/24/2013	R$	CDI + 0.60	CDI + 0.60	342	310
1/30/2013	R$	CDI + 0.60	CDI + 0.60	342	309
2/1/2013	R$	CDI + 0.50	CDI + 0.50	2,487	2,255
2/1/2013	R$	CDI + 0.60	CDI + 0.60	205	186
2/7/2013	R$	CDI + 0.50	CDI + 0.50	323	293
2/8/2013	R$	CDI + 0.50	CDI + 0.50	15	14
2/8/2013	R$	CDI + 0.60	CDI + 0.60	15	14
2/13/2013	R$	CDI + 0.60	CDI + 0.60	136	123
2/18/2013	R$	CDI + 0.60	CDI + 0.60	11	10
2/21/2013	R$	CDI + 0.60	CDI + 0.60	14	12
2/22/2013	R$	CDI + 0.60	CDI + 0.60	37	34
2/25/2013	R$	CDI + 0.50	CDI + 0.50	83	76
3/4/2013	R$	CDI + 0.60	CDI + 0.60	7	6
3/11/2013	R$	CDI + 0.60	CDI + 0.60	7	6
4/5/2013	R$	CDI + 6.00	CDI + 6.00	13	12
4/15/2013	R$	CDI + 6.00	CDI + 6.00	12	11
4/29/2013	R$	-	CDI + 7.00	-	3
5/6/2013	R$	-	CDI + 7.00	-	8
5/9/2013	R$	CDI + 6.00	CDI + 6.00	13	12
6/24/2013	R$	CDI + 7.00	CDI + 7.00	26	12
11/27/2013	R$	CDI + 2.00	CDI + 2.00	100	91
5/22/2014	R$	CDI + 0.35	CDI + 0.35	2,655	2,516
8/4/2014	R$	CDI + 0.46	CDI + 0.46	72	65
10/8/2014	R$	IGPM + 7.35	IGPM + 7.35	52	44
10/14/2014	R$	CDI + 12.00	CDI + 12.00	1,256	1,131
12/4/2014	R$	CDI + 0.60	CDI + 0.60	14	13
9/21/2015	R$	CDI + 19.80	CDI + 19.80	523	468
1/13/2016	R$	CDI + 14.00	-	554	-
1/18/2016	R$	CDI + 13.00	-	1,821	-
1/26/2016	R$	CDI + 13.00	-	248	-
2/1/2016	R$	CDI + 13.00	-	110	-
2/2/2016	R$	CDI + 13.00	-	117	-
2/4/2016	R$	CDI + 10.00	-	4	-
2/4/2016	R$	CDI + 11.00	-	9	-
2/5/2016	R$	CDI + 13.00	-	39	-
2/10/2016	R$	CDI + 10.00	-	60	-
2/10/2016	R$	CDI + 13.00	-	66	-
2/11/2016	R$	CDI + 10.00	-	1	-
2/12/2016	R$	CDI + 10.00	-	17	-
2/17/2016	R$	CDI + 10.00	-	1	-
2/18/2016	R$	CDI + 10.00	-	3	-
2/23/2016	R$	CDI + 10.00	-	1	-
2/23/2016	R$	CDI + 13.00	-	1	-
2/26/2016	R$	CDI + 10.00	-	4	-
3/3/2016	R$	CDI + 10.00	-	6	-
3/8/2016	R$	IPCA + 7.33	-	135	-
12/27/2016	R$	CDI + 0.47	CDI + 0.47	773	701
3/8/2017	R$	IPCA + 7.45	-	403	-
Financial Bills
10/3/2016	R$	CDI + 10.00	-	2,329	-
8/18/2016	R$	CDI + 7.00	-	1	-
12/15/2016	R$	IPCA + 7.00	-	30	-
10/25/2017	R$	IPCA + 7.00	-	210	-
Redeemable preferred shares
3/31/2015	US$	6.39	1.89	569	573
TOTAL				34,407	22,725

Schedule of Maturities of Long-term Debt [Table Text Block]
Schedule of Long Term Debt Maturity

	12/31/2010	12/31/2009
Due within one year	13,141	7,827
From 1 to 2 years	25,923	8,463
From 2 to 3 years	11,641	18,495
From 3 to 4 years	8,461	7,114
From 4 to 5 years	4,692	7,957
After 5 years	20,910	9,120
TOTAL	84,768	58,976